Debt - Schedule of Aggregate Maturities of Our Total Future Value and Present value of the Minimum Capital Lease Payments and Payments Related to Sale-leaseback (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future Value of Payments
2018	$ 24,262
2019	33,559
2020	23,785
2021	28,372
2022	28,784
Thereafter	116,037
Total	254,799
Interest
2018	17,860
2019	17,723
2020	16,776
2021	15,270
2022	13,511
Thereafter	33,901
Total	115,041
Present Value of Payments
2018	6,402
2019	15,836
2020	7,009
2021	13,102
2022	15,273
Thereafter	82,136
Total	$ 139,758